Segment information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment information
21.	Segment information
We have the following reportable segments: “Air” and “Packages, Hotels and Other Travel Products”. Our Air segment primarily consists of facilitation services for the sale of airline tickets on a stand-alone basis and excludes airline tickets that are packaged with other non-airline
flight products. Our Packages, Hotels and Other Travel Products segment primarily consists of facilitation services for the sale of travel packages (which can include airline tickets and hotel rooms), as well as stand-alone sales of hotel rooms (including vacation rentals), car rentals, bus tickets, cruise tickets, travel insurance and destination services. Both segments also include sale of advertisements and, to a lesser extent, incentives earned from suppliers and interest revenue.
We determine our operating segments based on how our chief operating decision makers (“CODM”) manage our business, make operating decisions, and evaluate operating performance. Our primary operating metric is
Adjusted Segment EBITDA
. For all years presented, we calculated Adjusted Segment EBITDA as the net loss for the year adjusted for income taxes; financial results, net; stock-based compensation expense; acquisition transaction costs; depreciation and amortization; impairment charges; and restructuring and reorganization charges. Adjusted Segment EBITDA includes allocations of certain expenses based on transaction volumes and other usage metrics. Our allocation methodology is periodically evaluated and may change.
There are no intersegment revenues in any of the periods presented.
As depreciation and amortization are not included in our segment’s performance measure, we do not report assets by segment as it would not be meaningful. Our CODM does not regularly use this information.
The following tables present our segment information for the years ended December 31, 2021, 2020 and
2019:

	Year ended December 31, 2021
	Air	Packages, Hotels and Other travel products	Unallocated	Total Consolidated
Revenue	$118,166	$204,677	$—	$322,843

Adjusted (negative) EBITDA	$(22,992)	$(6,150)	$(10,963)	$(40,105)

Depreciation and amortization	(11,273)	(11,273)	(11,659)	(34,205)
Stock-based compensation expense	—	—	(12,338)	(12,338)
Impairment charges	(161)	(4,945)	—	(5,106)
Restructuring charges	—	—	(4,041)	(4,041)
Acquisition transaction costs	—	—	(93)	(93)

Operating loss	$(34,426)	$(22,368)	$(39,094)	$(95,888)
Financial results, net	—	—	—	(10,207)

Loss before income tax	—	—	—	$(106,095)
Income tax benefit	—	—	—	230

Net loss for the year	—	—	—	$(105,865)
Net loss attributable to redeemable non-controlling interest	—	—	—	1,237

Net loss attributable to Despegar.com, Corp.	—	—	—	$(104,628)

	Year ended December 31, 2020
	Air	Packages, Hotels and Other travel products	Unallocated	Total Consolidated

Revenue	$62,713	$68,621	$—	$131,334

Adjusted (negative) EBITDA	$(32,890)	$(82,377)	$(6,546)	$(121,813)

Depreciation and amortization	(9,784)	(9,784)	(10,112)	(29,680)
Stock-based compensation expense	—	—	(7,312)	(7,312)
Impairment charges	(593)	(1,324)	—	(1,917)
Restructuring charges	—	—	(13,360)	(13,360)
Acquisition transaction costs	—	—	(3,135)	(3,135)

Operating loss	$(43,267)	$(93,485)	$(40,465)	$(177,217)
Financial results, net	—	—	—	12,910

Loss before income tax	—	—	—	$(164,307)
Income tax benefit	—	—	—	21,438

Net loss for the year	—	—	—	$(142,869)
Net loss attributable to redeemable non-controlling interest	—	—	—	282

Net loss attributable to Despegar.com, Corp.	—	—	—	$(142,587)

	Year ended December 31, 2019
	Air	Packages, Hotels and Other travel products	Unallocated	Total Consolidated

Revenue	$201,638	$323,238	$—	$524,876

Adjusted EBITDA	$3,346	$36,546	$(13,249)	$26,643

Depreciation and amortization	(7,716)	(7,716)	(7,364)	(22,796)
Stock-based compensation expense	—	—	(11,686)	(11,686)
Impairment charges	—	—	—	—
Restructuring charges	—	—	—	—
Acquisition transaction costs	—	—	(1,081)	(1,081)

Operating loss	$(4,370)	$28,830	$(33,380)	$(8,920)
Financial results, net	—	—	—	(17,215)

Loss before income tax	—	—	—	$(26,135)
Income tax benefit	—	—	—	5,225

Net loss for the year	—	—	—	$(20,910)

Revenue by Business Model, Type and Country
The following table presents our revenues by business model, revenue type and country for the years ended December 31, 2021, 2020 and 2019:

	Year ended December 31,
	2021	2020	2019
Business Model:
Prepay model	$270,891	$102,591	$407,258
PAD model	5,342	1,305	13,130
Others (1)	46,610	27,438	104,488

Total Revenue	$322,843	$131,334	$524,876

Revenue Type:
Commissions and service fees	$268,274	$100,908	$426,082
Incentive fees	28,658	17,040	72,912
Advertising	10,235	5,040	15,063
Destination services	7,959	2,988	—
Others (2)	7,717	5,358	10,819

Total Revenue	$322,843	$131,334	$524,876

Country:
Argentina	$44,789	$16,112	$98,946
Brazil	75,630	45,289	159,676
Uruguay	43,434	9,240	131,160
Mexico	94,284	30,801	39,500
Other countries (3)	64,706	29,892	95,594

Total Revenue	$322,843	$131,334	$524,876

(1)	Others includes incentive fees, advertising, breakage, loyalty and interest revenue.
(2)	Others includes breakage, loyalty and interest revenue.
(3)	Other countries include Chile, Peru, Colombia, Ecuador and others.
Assets by Country
The following table presents our main assets by country:

	As of December 31, 2021	As of December 31, 2020
Goodwill:
Argentina	$1,200	$2,455
Brazil	13,177	14,132
Mexico	83,904	81,137
Uruguay	16,839	16,839
Other countries (1)	7,306	8,654

Total goodwill	$122,426	$123,217

Intangible assets, net:
Argentina	$37,016	$28,104
Uruguay	6,823	28,500
Mexico	338	36,546
Other countries (2)	41,546	3,345

Total intangible assets, net	$85,723	$96,495

Property and equipment, net:
Argentina	$4,822	$9,661
Brazil	1,198	2,056
Mexico	4,140	3,538
Uruguay	641	499
United States	3,731	3,304
Other countries (3)	2,753	3,404

Total property and equipment, net	$17,285	$22,462

(1)	Other countries include Chile, Peru and Colombia.
(2)	Other countries include Chile, Peru, Colombia, Brazil and United States.
(3)	Other countries include Chile, Peru, Colombia and Ecuador.